Contingent Compensation - Schedule of short term and long term liability relating to the call and put option (Details) - Call and Put Option [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Accrued Liabilities [Member]
Disclosure in Tabular Form of Short Term and Long Term Liability Relating to the Call and Put Option [Line Items]
Other Accrued Liabilities, Beginning balance	$ 44	$ 5,087
Other Accrued Liabilities, Additions		158
Other Accrued Liabilities, Payments	(44)	(1,581)
Other Accrued Liabilities, Settlements through issuance of common stock		(4,642)
Other Accrued Liabilities, Changes in fair value for share settled liability		1,022
Other Accrued Liabilities, Ending balance		44
Other Long-Term Liabilities [Member]
Disclosure in Tabular Form of Short Term and Long Term Liability Relating to the Call and Put Option [Line Items]
Other Accrued Liabilities, Beginning balance	$ 0
Other Accrued Liabilities, Ending balance		0
Other Long-Term Liabilities, Beginning balance		1,963
Other Long-Term Liabilities, Payments		(963)
Other Long-Term Liabilities, Changes in fair value for share settled liability		$ (1,000)